"ONCORE XTRA" FLEXIBLE PREMIUM VARIABLE ANNUITY

THE OHIO NATIONAL LIFE INSURANCE COMPANY
OHIO NATIONAL VARIABLE ACCOUNT A

SUPPLEMENT DATED DECEMBER 15, 2001 TO THE PROSPECTUS DATED NOVEMBER 1, 2001

The following Funds were merged into the First American Insurance Portfolios, Inc. and are no longer available in the contract:

OHIO NATIONAL FUND, INC.
Relative Value Portfolio
Firstar Growth & Income Portfolio
Strategic Income Portfolio

ADDITIONAL AVAILABLE FUNDS

The following Funds are added to the Available Funds list. Their investment adviser is U.S. Bancorp Asset Management, Inc. These Funds are available only in contracts sold through affiliates of their investment adviser.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB)
Corporate Bond Portfolio
Equity Income Portfolio

FEE TABLE

The following is added to the Fund Annual Expenses table beginning on page 5 of the prospectus:

                                                                        TOTAL FUND
                                                                         EXPENSES       TOTAL       TOTAL FUND
                                              DISTRIBUTION               WITHOUT       WAIVERS       EXPENSES
                                 MANAGEMENT     (12b-1)       OTHER     WAIVERS OR       AND       WITH WAIVERS
                                    FEES          FEES       EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                 ----------   ------------   --------   ----------   -----------   -------------
FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC. (CLASS IB):
Corporate Bond*                     0.70%         0.00%        0.77%       1.47%        0.20%          1.27%
Equity Income*                      0.65%         0.00%        1.50%       2.15%        1.05%          1.10%

* The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

The following is added to the Examples beginning on page 7 of the prospectus:

Assuming that any expense waivers or reimbursements continue for the periods shown, and that you are younger than age 71 at issue, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                   1          3          5         10
                                                  YEAR      YEARS      YEARS      YEARS
                                                  ----      -----      -----      -----
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
  IB):
Corporate Bond*                                   $113      $161       $212       $352
Equity Income*                                     111       156        203        335

If you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
  IB):
Corporate Bond*                                     32        99        168        352
Equity Income*                                      30        93        159        335

Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
  IB):
Corporate Bond                                     115       167        222        371
Equity Income                                      117       178        245        414

Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
  IB):
Corporate Bond                                      34       105        178        371
Equity Income                                       40       121        202        414